SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0		$ 0	$ 0
Impairment loss of long-lived assets	$ 0	$ 0	0	0
Convertible Notes Payable			$ 0	$ 0
Income tax benefit likely, description	more than 50 percent		more than 50 percent
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years		5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years		7 years